INVESTMENT PROPERTIES - Dispositions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) property	Dec. 31, 2017 CAD ($) property
Fair value
Number of properties disposed | property	16	0
Gross proceeds	$ 729,608
Fair value gains excluding properties sold	354,500
Fair value	$ 44,238	$ 391,453
Assets held for sale
Fair value
Number of investment properties | property	6	10
Fair value	$ 44,238	$ 391,500